STOCKHOLDERS DEFICIT (Details Narrative)	9 Months Ended		12 Months Ended
	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares
Stock Split Ratio	2.4
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.001
Preferred stock, shares authorized	10,000,000		10,000,000	10,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.001
Common stock, shares authorized	687,500,000		687,500,000	100,000,000
Common stock, shares issued	34,383,109		15,903,948	15,433,445
Common stock, shares outstanding	34,383,109		15,903,948	21,579,916
Shares Issued, New Issuances, Value | $			$ 3,251,112	$ 1,500,000
Dividends | $			(570,893)	(113,042)
Shares issued to settle dividends payable | $	$ (74,686)
Investment in Epic
Shares Issued, New Issuances	4,737,670
Shares Issued, New Issuances, Value | $	$ 803,000
Shares Exchanged	3,491,564
Investment in Epic Stores
Shares Issued, New Issuances	1,757,370
Shares Issued, New Issuances, Value | $	$ 1,550,000
Shares Exchanged, Unit Description

Each unit consisted of one share of common stock in the capital of the Company and one warrant, each of which is exercisable into one share of common stock of the Company at a price of $1.02 until June 24, 2018.

Investment in Epic Stores #2
Shares Issued, New Issuances	874,103
Shares Issued, New Issuances, Value | $	$ 770,959
Conversion price per share | $ / shares	$ 0.882
Shares Exchanged, Unit Description

Each unit consisted of one share of common stock in the capital of the Company and one warrant, each of which is exercisable into one share of common stock of the Company at a price of $1.02 until June 24, 2018.

Investment in Epic #2
Shares Issued, New Issuances	634,458
Shares Issued, New Issuances, Value | $	$ 250,000
Shares Exchanged	467,582
Epic - Class C
Shares Exchanged	96,875
Shares issued to settle dividends payable | $	$ (74,687)
Dividend Declared
Dividends | $	357,688		570,893	113,042
Dividend Paid
Dividends | $	$ 369,713		$ 474,233	$ 113,042